Schedule of Warrants Outstanding (Details) - shares shares in Thousands	Sep. 30, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Total	4,219,848	2,669,848
Equity Classified Warrants [Member] | ONMD Warrants [Member]
Class of Warrant or Right [Line Items]
Total	613,848	613,848
Equity Classified Warrants [Member] | Convertible Promissory Note Warrants [Member]
Class of Warrant or Right [Line Items]
Total	3,606,000	2,056,000